Equity (Stock-based Compensation Plans) (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	May 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 01, 2015
Stock-based compensation	$ 4,500,000	$ 30,207,000	$ 24,262,000	$ 8,874,000
Risk-free interest rate, minimum				0.40%
Risk-free interest rate, maximum				0.50%
Expected price volatility, Minimum				60.70%
Expected price volatility, Maximum				62.60%
Expected dividend yield		0.00%
Weighted average remaining contractual life		3 years 9 months 18 days
Exercise price, grant date fair value		$ 60.82
Total intrinsic value of options exercised		55,600,000	160,100,000	74,500,000
Unvested number of shares		848,672
Unrecognized compensation cost		36,100,000
Remaining vesting period		1 year 4 months 10 days
Shares granted		239,583
2012 Plan [Member]
Expected option term		10 years
Equity Incentive Plan, shares authorized		3,100,000
2012 Plan [Member] | Subsequent event [Member]
Increase of shares reserved					500,000
Restricted Stock [Member]
Vesting period		4 years
Exercise price, grant date fair value		$ 92.66	$ 97.88
Unrecognized compensation cost		$ 56,100,000
Remaining vesting period		3 years 6 months 7 days
Shares granted		475,511	215,153
Employee Stock Option [Member]
Expected option term				4 years 6 months
Risk-free interest rate, minimum		1.30%	1.40%
Risk-free interest rate, maximum		2.00%	1.70%
Expected price volatility, Minimum		45.80%	56.00%
Expected price volatility, Maximum		47.60%	57.00%
Expected dividend yield
Expected price volitility				62.00%
Risk free interest rate				0.80%
Employee Stock Option [Member] | 2012 Plan [Member]
Vesting period		4 years
Minimum [Member]
Expected option term		2 years 6 months
Minimum [Member] | Employee Stock Option [Member]
Expected option term		4 years 2 months 12 days	5 years 1 month 6 days
Maximum [Member]
Expected option term		3 years 8 months 12 days
Maximum [Member] | Employee Stock Option [Member]
Expected option term		6 years 6 months	5 years 2 months 12 days